Discontinued Operations - Schedule of Financial Results of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 190,961	$ 188,250	$ 190,068
Costs of processing and distribution	104,482	107,126	100,836
Gross profit	86,479	81,124	89,232
Expenses:
Marketing, general and administrative	22,279	21,572	24,219
Severance and restructuring costs		2,035	3,494
Asset impairment and abandonments			3,592
Acquisition and integration expenses	3,160	15
Cardiothoracic closure business divestiture contingency consideration		(3,000)
Gain on cardiothoracic closure business divestiture			(34,090)
Total operating expenses (income)	25,439	20,622	(2,785)
Operating income	61,040	60,502	92,017
Other (expense) income:
Interest expense	(12,571)	(2,771)	(3,180)
Loss on extinguishment of debt		(309)
Foreign exchange (loss) gain	(17)	(5)	49
Total other expense - net	(12,588)	(3,085)	(3,131)
Income from operations of discontinued operations	48,452	57,417	88,886
Income tax provision	(11,316)	(10,891)	(37,576)
Net income from discontinued operations	$ 37,136	$ 46,526	$ 51,310